Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

20.       Segment Information

In accordance with relevant US GAAP guidance, the reportable segments represent the Group’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker (“CODM”) to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group’s CODM has been identified as the Board of Directors (“BOD”), who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

Management has determined that the Group operates in three reportable segments which are online services, events and VIP services and other services during the years presented. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review operating expenses or balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Information for net revenues, cost of revenues and gross profit by segment is as follows:

For the year ended December 31, 2010

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	134,062	26,265	7,262	167,589
Cost of revenues	(40,228)	(18,787)	(2,034)	(61,049)
Gross profit	93,834	7,478	5,228	106,540

For the year ended December 31, 2011

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	277,186	51,235	2,820	331,241
Cost of revenues	(73,427)	(26,183)	(5,204)	(104,814)
Gross profit/(loss)	203,759	25,052	(2,384)	226,427

For the year ended December 31, 2012

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	47,418	893	410,803
Cost of revenues	(117,830)	(25,388)	(467)	(143,685)
Gross profit	244,662	22,030	426	267,118

The Group primarily operates in the PRC, accordingly, no geographical information is presented.